UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21422
                                                     ---------

                   Lotsoff Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60605
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 368-1442
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------
                   Date of reporting period: December 31, 2006
                                             -----------------

Item 1.  Schedule of Investments

                    Lotsoff Capital Management Micro Cap Fund
                             Schedule of Investments
                                December 31, 2006
                                   (unaudited)



Number of Shares                                                       Value
----------------                                                       -----
             COMMON STOCK - 97.9%

             ADVERTISING - 0.1%
    10,900   Greenfield Online, Inc.*                       $           155,870
                                                            -------------------
             AEROSPACE/DEFENSE - 1.1%
    31,120   The Allied Defense Group, Inc.*                            661,300
     4,300   HEICO Corp., Class A                                       140,094
    37,900   Herley Industries, Inc.*                                   613,601
    17,300   LMI Aerospace, Inc.*                                       267,804
                                                            -------------------
                                                                      1,682,799
                                                            -------------------
             AGRICULTURAL PRODUCTS - 0.1%
     3,000   Maui Land & Pineapple Co., Inc.*                           101,760
                                                            -------------------
             AIRLINES - 0.7%
    19,500   MAIR Holdings, Inc.*                                       139,815
    30,700   Mesa Air Group, Inc.*                                      263,099
    34,000   Pinnacle Airlines Corp.*                                   572,900
                                                            -------------------
                                                                        975,814
                                                            -------------------
             APPAREL - 2.9%
    16,500   Delta Apparel, Inc.                                        281,985
    89,900   Hartmarx Corp.*                                            634,694
    27,720   Lakeland Industries, Inc.*                                 377,824
    14,000   Maidenform Brands, Inc.*                                   253,680
    12,300   Perry Ellis International, Inc.*                           504,300
    64,900   Rocky Brands, Inc.*                                      1,046,188
    18,800   Stride Rite Corp.                                          283,504
    10,300   Tandy Leather Factory, Inc.*                                83,121
    37,600   True Religion Apparel, Inc.*                               575,656
   133,400   Unifi, Inc.*                                               326,830
                                                            -------------------
                                                                      4,367,782
                                                            -------------------
             AUTO PARTS & EQUIPMENT - 2.1%
    40,400   Accuride Corp.*                                            454,904
    19,600   Commercial Vehicle Group, Inc.*                            427,280
    18,100   Miller Industries, Inc.*                                   434,400
    53,600   Noble International, Ltd.                                1,074,680
    19,050   Spartan Motors, Inc.                                       289,179
     9,500   Strattec Security Corp.*                                   442,700
                                                            -------------------
                                                                      3,123,143
                                                            -------------------
             BANKS - 9.3%
    23,900   Banco Latinoamericano de Exportaciones, S.A.+              405,344
    10,040   C&F Financial Corp.                                        401,098
    27,539   Capital Bank Corp.                                         473,671
    42,500   Center Financial Corp.                                   1,018,725
     8,610   Columbia Bancorp                                           227,735
     7,200   Dearborn Bancorp, Inc.*                                    136,800

    54,000   EuroBancshares, Inc.*                                      480,060
     4,500   First Mariner Bancorp, Inc.*                                83,475
     9,386   First Mutual Bancshares, Inc.                              217,567
     5,400   First National Lincoln Corp.                                90,450
    32,300   First Regional Bancorp*                                  1,101,106
    19,600   FNB Financial Services Corp.                               290,472
    18,700   FNB United Corp.                                           342,958
    13,300   Heritage Commerce Corp.                                    354,312
    23,100   Intervest Bancshares Corp.*                                794,871
    17,500   ITLA Capital Corp.                                       1,013,425
     3,860   Macatawa Bank Corp.                                         82,064
    26,880   MainSource Financial Group, Inc.                           455,347
     8,400   Mercantile Bank Corp.                                      316,680
    13,000   MidWestOne Financial Group, Inc.                           259,220
    18,800   Nara Bancorp, Inc.                                         393,296
    10,000   Nexity Financial Corp.*                                    120,000
     8,820   Northrim BanCorp, Inc.                                     234,612
     9,100   Oak Hill Financial, Inc.                                   254,982
    34,800   Oriental Financial Group, Inc.                             450,660
     7,022   Peoples Bancorp of North Carolina, Inc.                    196,756
     9,500   Placer Sierra Bancshares                                   225,815
     1,531   Premier Financial Bancorp, Inc.                             21,541
    49,718   Republic First Bancorp, Inc.*                              642,357
    17,000   R-G Financial Corp.                                        130,050
    20,800   Southwest Bancorp, Inc.                                    579,488
    15,500   Taylor Capital Group, Inc.                                 567,455
    32,100   Vineyard National Bancorp                                  738,942
     9,684   Virginia Commerce Bancorp, Inc.*                           192,518
     6,625   Washington Banking Co.                                     111,896
    16,500   Wilshire Bancorp, Inc.                                     313,005
                                                            -------------------
                                                                     13,718,753
                                                            -------------------
             BIOTECHNOLOGY - 6.9%
    80,000   ADVENTRX Pharmaceuticals, Inc.*                            236,000
    19,600   AEterna Zentaris, Inc.*                                     79,380
    10,000   American Oriental Bioengineering, Inc.*                    116,700
    15,250   Anesiva, Inc.*                                             106,750
    37,000   Arena Pharmaceuticals, Inc.*                               477,670
    14,800   Ariad Pharmaceuticals, Inc.*                                76,072
   162,200   Arqule, Inc.*                                              960,224
    24,200   Avigen, Inc.*                                              127,776
    60,500   Barrier Therapeutics, Inc.*                                456,170
    40,400   BioCryst Pharmaceuticals, Inc.*                            467,024
    41,250   BioSphere Medical, Inc.*                                   275,550
   114,800   Cell Genesys, Inc.*                                        389,172
    49,800   Coley Pharmaceutical Group, Inc.*                          482,562
    30,700   Cotherix, Inc.*                                            414,143
   345,300   Curis, Inc.*                                               435,078
    20,200   Cytokinetics, Inc.*                                        151,096
   233,400   Entremed, Inc.*                                            368,772
    33,500   Enzon Pharmaceuticals, Inc.*                               285,085
    69,700   Exact Sciences Corp.*                                      197,251
    40,800   Gene Logic, Inc.*                                           62,832
    83,400   Genitope Corp.*                                            293,568
    31,200   GenVec, Inc.*                                               74,568
    15,900   Halozyme Therapeutics, Inc.*                               127,995
    36,100   Immunogen, Inc.*                                           183,027
    21,109   Immunomedics, Inc.*                                         76,626

    46,700   Incyte Corp.*                                              272,728
    48,900   Kosan Biosciences, Inc.*                                   271,395
     2,100   Omrix Biopharmaceuticals, Inc.*                             63,546
    71,300   Palatin Technologies, Inc.*                                145,452
   114,100   Praecis Pharmaceuticals, Inc.*                             560,231
    72,400   Sangamo Biosciences, Inc.*                                 477,840
    61,400   Sonus Pharmaceuticals, Inc.*                               375,154
   167,000   SuperGen, Inc.*                                            848,360
    15,000   Unigene Laboratories, Inc.*                                 37,650
    44,700   Vical, Inc.*                                               287,421
                                                            -------------------
                                                                     10,260,868
                                                            -------------------
             BUILDING MATERIALS - 0.8%
     2,400   AAON, Inc.                                                  63,072
    17,600   Craftmade International, Inc.                              316,096
     5,000   International Aluminum Corp.                               243,750
    85,200   US Concrete, Inc.*                                         606,624
                                                            -------------------
                                                                      1,229,542
                                                            -------------------
             CHEMICALS - 0.8%
    18,900   ICO, Inc.*                                                 106,596
    17,900   Penford Corp.                                              309,670
     4,900   Pioneer Cos., Inc.*                                        140,434
    17,400   Quaker Chemical Corp.                                      384,018
     3,800   Stepan Co.                                                 120,346
     9,600   Tronox, Inc.                                               151,584
                                                            -------------------
                                                                      1,212,648
                                                            -------------------
             COMMERCIAL SERVICES - 2.5%
     4,000   AMN Healthcare Services, Inc.*                             110,160
    13,900   Barrett Business Services                                  325,538
    10,600   Clark, Inc.                                                176,278
    13,500   Cornell Cos., Inc.*                                        247,455
     7,300   Electro Rent Corp.*                                        121,910
    32,500   Emergency Medical Services Corp.*                          681,850
    84,900   Home Solutions of America, Inc.*                           497,514
     2,600   ICT Group, Inc.*                                            82,134
    23,100   Kforce, Inc.*                                              281,127
     2,500   Multi-Color Corp.                                           82,125
    67,400   Newtek Business Services, Inc.*                            134,126
     6,000   The Providence Service Corp.*                              150,780
    35,000   Rewards Network, Inc.*                                     243,250
     7,800   Rural/Metro Corp.*                                          63,414
    15,100   Source Interlink Cos., Inc.*                               123,216
     5,000   Thomas Group, Inc.                                          75,200
    16,300   TNS, Inc.*                                                 313,775
                                                            -------------------
                                                                      3,709,852
                                                            -------------------
             COMPUTERS - 2.5%
    10,000   Ansoft Corp.*                                              278,000
     9,800   COMSYS IT Partners, Inc.*                                  198,058
    46,900   Magma Design Automation, Inc.*                             418,817
    30,800   Ness Technologies, Inc.*                                   439,208
    26,200   Netscout Systems, Inc.*                                    217,460
    43,700   PAR Technology Corp.*                                      394,174
    17,900   Radiant Systems, Inc.*                                     186,876
     7,600   SI International, Inc.*                                    246,392
     8,400   Sigma Designs, Inc.*                                       213,780
    30,400   Silicon Storage Technology, Inc.*                          137,104
    27,200   SimpleTech, Inc.*                                          344,896

    45,400   Synplicity, Inc.*                                          284,204
    25,700   TechTeam Global, Inc.*                                     289,125
                                                            -------------------
                                                                      3,648,094
                                                            -------------------
             COSMETICS/PERSONAL CARE - 0.3%
     3,300   Elizabeth Arden, Inc.*                                      62,865
    71,488   Parlux Fragrances, Inc.*                                   398,188
                                                            -------------------
                                                                        461,053
                                                            -------------------
             DISTRIBUTION/WHOLESALE - 0.7%
    13,900   BlueLinx Holdings, Inc.                                    144,560
    18,900   Directed Electronics, Inc.*                                216,405
     4,000   Global Partners, LP                                        103,920
    22,400   Handleman Co.                                              151,648
    56,300   Huttig Building Products, Inc.*                            297,827
    27,000   Navarre Corp.*                                             107,460
                                                            -------------------
                                                                      1,021,820
                                                            -------------------
             DIVERSIFIED FINANCIAL SERVICES - 2.2%
     4,417   Accredited Home Lenders Holding Co.*                       120,496
    30,600   Asta Funding, Inc.                                         931,464
    22,300   Consumer Portfolio Services, Inc.*                         145,173
    44,400   Encore Capital Group, Inc.*                                559,440
     2,400   Federal Agricultural Mortgage Corp.                         65,112
    15,000   Franklin Credit Management Corp.*                           71,100
     8,100   Marlin Business Services Corp.*                            194,643
    29,400   Nicholas Financial, Inc.                                   346,920
    11,300   Sanders Morris Harris Group, Inc.                          144,301
     3,700   Stifel Financial Corp.*                                    145,151
     6,600   SWS Group, Inc.                                            235,620
    20,100   United PanAm Financial Corp.*                              276,576
                                                            -------------------
                                                                      3,235,996
                                                            -------------------
             ELECTRIC - 0.1%
     4,100   The Empire District Electric Co.                           101,229
                                                            -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
    49,800   C&D Technologies, Inc.                                     236,052
    33,900   The Lamson & Sessions Co.*                                 822,414
                                                            -------------------
                                                                      1,058,466
                                                            -------------------
             ELECTRONICS - 3.7%
     2,200   Ampex Corp.*                                                45,848
     8,200   II-VI, Inc.*                                               229,108
    64,200   Innovex, Inc.*                                             111,708
    28,700   Keithley Instruments, Inc.                                 377,405
    33,600   LeCroy Corp.*                                              386,736
    23,300   LoJack Corp.*                                              397,964
    16,900   Meade Instruments Corp.*                                    33,293
    57,000   Merix Corp.*                                               529,530
    15,300   Methode Electronics, Inc.                                  165,699
     8,200   Novatel, Inc.*                                             327,180
    31,200   NU Horizons Electronics Corp.*                             321,048
    29,400   OSI Systems, Inc.*                                         615,342
    11,600   Photon Dynamics, Inc.*                                     135,604
    22,700   Planar Systems, Inc.*                                      219,509
    32,000   Sonic Solutions, Inc.*                                     521,600
     9,300   Stoneridge, Inc.*                                           76,167
    55,600   Sypris Solutions, Inc.                                     386,420
    13,400   Technology Research Corp.                                   56,012
    23,000   X-Rite, Inc.                                               282,900

    18,200   Zygo Corp.*                                                299,390
                                                            -------------------
                                                                      5,518,463
                                                            -------------------
             ENERGY - ALTERNATIVE SOURCES - 0.3%
    22,600   MGP Ingredients, Inc.                                      510,986
                                                            -------------------
             ENGINEERING & CONSTRUCTION - 0.3%
     3,100   Infrasource Services, Inc.*                                 67,487
     7,841   KHD Humboldt Wedag International, Ltd.*                    314,267
     5,300   Michael Baker Corp.*                                       120,045
                                                            -------------------
                                                                        501,799
                                                            -------------------
             ENTERTAINMENT - 1.6%
    21,300   Bluegreen Corp.*                                           273,279
     1,900   Carmike Cinemas, Inc.                                       38,741
    32,900   Century Casinos, Inc.*                                     367,164
    34,450   Dover Downs Gaming & Entertainment, Inc.                   460,597
     8,400   Gaming Partners International Corp.                        151,116
     8,000   Steinway Musical Instruments, Inc.*                        248,400
   220,900   Youbet.com, Inc.*                                          815,121
                                                            -------------------
                                                                      2,354,418
                                                            -------------------
             ENVIRONMENTAL CONTROL - 0.3%
    40,400   Darling International, Inc.*                               222,604
    33,900   TRC Cos., Inc.*                                            292,557
                                                            -------------------
                                                                        515,161
                                                            -------------------
             FOOD - 1.1%
    17,800   Chiquita Brands International, Inc.                        284,266
    32,000   The Inventure Group, Inc.*                                  78,400
    38,500   John B. Sanfilippo & Son, Inc.*                            472,010
    21,600   Nash Finch Co.                                             589,680
    21,000   Tasty Baking Co.                                           188,790
                                                            -------------------
                                                                      1,613,146
                                                            -------------------
             FOREST PRODUCTS & PAPER - 0.2%
    12,800   Schweitzer-Mauduit International, Inc.                     333,440
                                                            -------------------
             GAS - 0.1%
     5,700   Delta Natural Gas Co., Inc.                                142,956
                                                            -------------------
             HEALTHCARE - PRODUCTS - 2.9%
     1,150   Atrion Corp.                                                89,413
    45,000   Cambridge Heart, Inc.*                                     124,200
    11,400   Candela Corp.*                                             141,018
    13,500   Cantel Medical Corp.*                                      218,565
    11,423   Cardiac Science Corp.*                                      92,184
     6,500   Cholestech Corp.*                                          119,730
    16,100   Cutera, Inc.*                                              434,700
     7,400   Cynosure, Inc.*                                            117,142
    44,900   Endologix, Inc.*                                           157,150
    18,100   Exactech, Inc.*                                            257,563
     4,400   Intralase Corp.*                                            98,472
     7,700   Lifecore Biomedical, Inc.*                                 137,291
     7,400   Luminex Corp.*                                              93,980
    15,900   Medical Action Industries, Inc.*                           512,615
    63,700   Merge Technologies, Inc.*                                  417,872
     7,600   Micrus Endovascular Corp.*                                 145,008
     9,000   Natus Medical, Inc.*                                       149,490
    14,300   NxStage Medical, Inc.*                                     119,834
   133,000   ReGen Biologics, Inc.*                                      66,500
     6,300   Somanetics Corp.*                                          143,829

     6,300   SurModics, Inc.*                                           196,056
     3,001   Vital Signs, Inc.                                          149,810
     4,800   Zoll Medical Corp.*                                        279,552
                                                            -------------------
                                                                      4,261,974
                                                            -------------------
             HEALTHCARE - SERVICES - 1.6%
     7,200   Air Methods Corp.*                                         201,024
   231,300   Allied Healthcare International, Inc.*                     677,708
     4,266   Amedisys, Inc.*                                            140,227
     7,950   America Service Group, Inc.*                               126,962
     6,600   Bio-Reference Labs, Inc.*                                  148,434
     3,400   Horizon Health Corp.*                                       66,538
     9,700   Matria Healthcare, Inc.*                                   278,681
     6,535   National Dentex Corp.*                                     114,363
    19,500   NovaMed, Inc.*                                             147,615
    12,600   Odysssey HealthCare, Inc.*                                 167,076
    11,600   Option Care, Inc.                                          165,300
    77,500   PainCare Holdings, Inc.*                                    85,250
     7,700   RehabCare Group, Inc.*                                     114,345
                                                            -------------------
                                                                      2,433,523
                                                            -------------------
             HOME BUILDERS - 0.6%
    41,400   Cavalier Homes, Inc.*                                      173,880
    20,400   Comstock Homebuilding Cos., Inc.*                          117,300
     5,300   M/I Homes, Inc.                                            202,407
     3,800   Nobility Homes, Inc.                                       101,042
    13,600   Orleans Homebuilders, Inc.                                 255,680
                                                            -------------------
                                                                        850,309
                                                            -------------------
             HOME FURNISHINGS - 0.6%
    11,500   Chromocraft Revington, Inc.*                                98,785
    13,700   Hooker Furniture Corp.                                     214,816
     4,800   MITY Enterprises, Inc.*                                     85,920
    13,200   Stanley Furniture Co., Inc.                                283,140
     6,500   Universal Electronics, Inc.*                               136,630
                                                            -------------------
                                                                        819,291
                                                            -------------------
             HOUSEHOLD PRODUCTS/WARES - 0.6%
    21,400   Ennis, Inc.                                                523,444
    23,100   Lifetime Brands, Inc.                                      379,533
                                                            -------------------
                                                                        902,977
                                                            -------------------
             INSURANCE - 5.0%
     9,000   21st Century Holding Co.                                   213,750
    15,500   Affirmative Insurance Holdings, Inc.                       252,185
    55,200   AmCOMP, Inc.*                                              606,648
    25,400   American Equity Investment Life Holding Co.                330,962
    27,400   American Safety Insurance Holdings, Ltd.*                  508,270
    58,700   Amerisafe, Inc.*                                           907,502
     1,900   AmTrust Financial Services, Inc.                            16,245
    22,433   Donegal Group, Inc., Class A                               439,469
     5,867   Donegal Group, Inc., Class B                               105,043
    17,300   EMC Insurance Group, Inc.                                  590,276
     7,800   FPIC Insurance Group, Inc.*                                303,966
     5,409   Investors Title Co.                                        285,162
    29,200   KMG America Corp.*                                         280,028
    15,705   National Atlantic Holdings Corp.*                          183,120
     3,800   NYMAGIC, Inc.                                              139,080
    16,100   PMA Capital Corp.*                                         148,442
    29,500   Procentury Corp.                                           545,750

   109,500   Quanta Capital Holdings, Ltd.*                             235,425
    18,100   Scottish Re Group, Ltd.                                     96,654
    44,300   SeaBright Insurance Holdings, Inc.*                        797,843
    43,600   Specialty Underwriters' Alliance, Inc.*                    366,240
                                                            -------------------
                                                                      7,352,060
                                                            -------------------
             INTERNET - 6.1%
    47,500   24/7 Real Media, Inc.*                                     429,875
    98,600   ActivIdentity Corp.*                                       499,902
    17,400   Aladdin Knowledge Systems, Ltd.*                           339,126
    19,600   Answers Corp.*                                             262,444
    20,700   AsiaInfo Holdings, Inc.*                                   158,976
    11,600   Blue Coat Systems, Inc.*                                   277,820
    44,400   Centillium Communications, Inc.*                            95,016
    53,300   Corillian Corp.*                                           200,941
    10,100   ePlus, Inc.*                                               105,545
     4,000   FTD Group, Inc.*                                            71,560
    91,100   Health Grades, Inc.                                        409,039
    40,200   HealthStream, Inc.*                                        158,790
    31,900   Internet Gold-Golden Lines, Ltd.*                          397,474
    43,900   Jupitermedia Corp*                                         347,688
    13,600   Lionbridge Technologies, Inc.*                              87,584
    18,220   Liquidity Services, Inc.*                                  313,566
    56,900   Looksmart, Ltd.*                                           253,774
    50,300   Napster, Inc.*                                             182,589
    16,300   Perficient, Inc.*                                          267,483
     8,400   RightNow Technologies, Inc.*                               144,648
    28,700   S1 Corp.*                                                  158,137
    79,900   Saba Software, Inc.*                                       497,777
    29,900   Secure Computing Corp.*                                    196,144
    26,500   Stamps.com, Inc.*                                          417,375
    61,800   SumTotal Systems, Inc.*                                    373,890
    70,200   TeleCommunications Systems, Inc.*                          217,620
    59,700   Think Partnership, Inc.*                                   194,622
     4,800   Travelzoo, Inc.*                                           143,760
     8,700   Trizetto Group, Inc.*                                      159,819
    22,200   TRX, Inc.*                                                 148,074
    28,800   Varsity Group, Inc.*                                        50,976
    46,500   Vasco Data Security International*                         551,025
    42,900   WebSideStory, Inc.*                                        543,114
    33,800   Website Pros, Inc.*                                        305,890
                                                            -------------------
                                                                      8,962,063
                                                            -------------------
             INVESTMENT MANAGEMENT COMPANIES - 0.3%
    16,400   Medallion Financial Corp.                                  202,868
    12,268   Patriot Capital Funding, Inc.                              177,763
     6,399   Technology Investment Capital Corp.                        103,280
                                                            -------------------
                                                                        483,911
                                                            -------------------
             IRON/STEEL - 1.1%
    27,000   Material Sciences Corp.*                                   349,380
    19,400   Olympic Steel, Inc.                                        431,262
    12,800   Shiloh Industries, Inc.*                                   242,560
    17,100   Universal Stainless & Alloy, Inc.*                         572,508
                                                            -------------------
                                                                      1,595,710
                                                            -------------------
             LEISURE TIME - 0.6%
     3,600   Ambassadors International, Inc.                            164,232
    13,800   Cybex International, Inc.*                                  82,938
    10,600   GameTech International, Inc.*                              126,988

    19,200   K2, Inc.*                                                  253,248
    27,100   Multimedia Games, Inc.*                                    260,160
                                                            -------------------
                                                                        887,566
                                                            -------------------
             LODGING - 0.7%
    49,000   Interstate Hotels & Resorts, Inc.*                         365,540
    12,400   MTR Gaming Group, Inc.*                                    151,528
    30,100   Sands Regent*                                              450,296
                                                            -------------------
                                                                        967,364
                                                            -------------------
             MACHINERY - DIVERSIFIED - 1.6%
    12,800   Alamo Group, Inc.                                          300,288
    12,300   Columbus McKinnon Corp.*                                   258,546
    19,400   Gehl Co.*                                                  534,082
    11,800   Hurco Cos., Inc.*                                          375,004
    15,500   Intevac, Inc.*                                             402,225
     6,200   Key Technology, Inc.*                                       92,938
    10,500   Twin Disc, Inc.                                            372,750
                                                            -------------------
                                                                      2,335,833
                                                            -------------------
             MEDIA - 0.8%
    20,500   Journal Register Co.                                       149,650
    58,000   New Frontier Media, Inc.*                                  557,380
    34,200   Playboy Enterprises Inc., Class B*                         391,932
    44,200   Regent Communications, Inc.*                               125,086
                                                            -------------------
                                                                      1,224,048
                                                            -------------------
             METAL FABRICATE/HARDWARE - 0.9%
     6,300   AM Castle & Co.                                            160,335
    12,300   Dynamic Materials Corp                                     345,630
    11,100   Hawk Corp.*                                                132,867
    10,000   Northwest Pipe Co.*                                        336,200
    20,500   Sun Hydraulics Corp.                                       420,455
                                                            -------------------
                                                                      1,395,487
                                                            -------------------
             MINING - 0.1%
     3,100   Brush Engineered Materials, Inc.*                          104,687
                                                            -------------------
             MISCELLANEOUS MANUFACTURING - 1.5%
     3,900   Ameron International Corp.                                 297,843
    15,800   Blount International , Inc.*                               212,668
    16,300   GP Strategies Corp.*                                       135,290
    11,000   Koppers Holdings, Inc.                                     286,770
    32,200   Lydall, Inc.*                                              348,082
    11,300   Park-Ohio Holdings Corp.*                                  181,704
    20,200   PW Eagle, Inc.                                             696,900
                                                            -------------------
                                                                      2,159,257
                                                            -------------------
             OIL & GAS - 1.8%
    39,200   Brigham Exploration Co.*                                   286,552
    15,000   Bronco Drilling Co., Inc.*                                 257,850
     5,900   Edge Petroleum Corp.*                                      107,616
    35,500   The Exploration Co. of Delaware, Inc.*                     473,570
    17,600   FX Energy, Inc.*                                           108,592
     7,900   GMX Resources, Inc.*                                       280,450
    40,100   Harvest Natural Resources, Inc.*                           426,263
    41,700   Meridian Resource Corp.*                                   128,853
    31,300   Petroquest Energy, Inc.*                                   398,762
    26,300   Whittier Energy Corp.*                                     243,801
                                                            -------------------
                                                                      2,712,309
                                                            -------------------
             OIL & GAS SERVICES - 1.6%
    34,700   CE Franklin, Ltd.*                                         349,082

    12,100   Dawson Geophysical Co.*                                    440,803
    20,700   Gulf Island Fabrication, Inc.                              763,830
    14,400   Matrix Service Co.*                                        231,840
    11,900   Mitcham Industries, Inc.*                                  142,205
    13,100   Trico Marine Services, Inc.*                               501,861
                                                            -------------------
                                                                      2,429,621
                                                            -------------------
             PACKAGING & CONTAINERS - 0.1%
    23,900   Intertape Polymer Group, Inc.*                             126,192
                                                            -------------------
             PHARMACEUTICALS - 6.5%
    68,500   Acusphere, Inc.*                                           167,140
    46,500   Advanced Life Sciences Holdings, Inc.*                     126,480
   121,800   Akorn, Inc.*                                               761,250
    16,000   Allos Therapeutics, Inc.*                                   93,440
    11,700   Anika Therapeutics, Inc.*                                  155,259
   129,500   AP Pharma, Inc.*                                           177,415
    76,712   Aradigm Corp.*                                              69,041
     6,700   Array BioPharma, Inc.*                                      86,564
     4,074   Atrium Biotechnologies, Inc.*                               52,864
    70,800   Biopure Corp.*                                              33,984
    34,600   Cardiome Pharma Corp.*                                     385,790
    47,200   Collagenex Pharmaceuticals, Inc.*                          659,384
    78,700   Dyax Corp.*                                                238,461
    66,200   Genta, Inc.*                                                29,294
     4,300   Gentium S.p.A.*+                                            87,505
    50,300   Hollis-Eden Pharmaceuticals, Inc.*                         264,578
     9,300   I-Flow Corp.*                                              139,035
    26,000   Indevus Pharmaceuticals, Inc.*                             184,600
    11,925   Infinity Pharmaceuticals, Inc.*                            148,466
    44,200   Ista Pharmaceuticals, Inc.*                                313,378
    28,400   La Jolla Pharmaceutical Co.*                                86,052
    18,000   Lannett Co., Inc.*                                         112,500
    12,500   Matrixx Initiatives, Inc.*                                 199,125
    29,500   Nabi Biopharmaceuticals*                                   200,010
     9,300   Nastech Pharmaceutical Co., Inc.*                          140,709
    20,267   Neogen Corp.*                                              449,927
    84,000   Neurogen Corp.*                                            499,800
   154,800   Nexmed, Inc.*                                              103,716
    44,600   NPS Pharmaceuticals, Inc.*                                 202,038
    21,700   Pain Therapeutics, Inc.*                                   193,130
    11,300   Penwest Pharmaceuticals Co.*                               187,806
    39,300   PetMed Express, Inc.*                                      524,655
     3,900   Progenics Pharmaceuticals, Inc.*                           100,386
    23,000   Salix Pharmaceuticals, Ltd.*                               279,910
    43,700   Taro Pharmaceutical Industries, Ltd.*                      438,093
   277,600   Titan Pharmaceuticals, Inc.*                               921,631
    39,000   ViaCell, Inc.*                                             184,080
   188,800   Vion Pharmaceuticals, Inc.*                                254,880
    83,700   Vivus, Inc.*                                               302,994
                                                            -------------------
                                                                      9,555,370
                                                            -------------------
             REAL ESTATE INVESTMENT TRUST - 1.2%
     9,700   Columbia Equity Trust, Inc.                                185,367
    38,300   HomeBanc Corp.                                             162,009
    76,300   Luminent Mortgage Capital, Inc.                            740,873
    35,300   New York Mortgage Trust, Inc.                              107,665
    20,200   Opteum, Inc.                                               153,520
    12,000   Republic Property Trust, Inc.                              138,480

    25,000   Winston Hotels, Inc.                                       331,250
                                                            -------------------
                                                                      1,819,164
                                                            -------------------
             REAL ESTATE MANAGEMENT - 0.4%
    22,500   Capital Lease Funding, Inc.                                261,000
    13,000   Tarragon Corp.                                             158,210
    10,000   Thomas Properties Group, Inc.                              159,700
                                                            -------------------
                                                                        578,910
                                                            -------------------
             RETAIL - 2.5%
    25,800   AFC Enterprises, Inc.*                                     455,886
    42,100   America's Car-Mart, Inc.*                                  499,306
     2,500   Benihana, Inc.*                                             76,750
     9,600   Build-A-Bear Workshop, Inc.*                               268,992
    39,900   EZCORP, Inc., Class A*                                     648,375
    26,500   First Cash Financial Services, Inc.*                       685,555
    18,565   GTSI Corp.*                                                171,912
     8,000   Hastings Entertainment, Inc.*                               56,640
     5,300   Movado Group, Inc.                                         153,700
    23,500   Movie Gallery, Inc.*                                        82,720
     6,500   Rex Stores Corp.*                                          115,310
     7,700   Ruth's Chris Steak House, Inc.*                            140,756
     8,100   The Wet Seal, Inc.*                                         54,027
    52,500   Trans World Entertainment Corp.*                           345,450
                                                            -------------------
                                                                      3,755,379
                                                            -------------------
             SAVINGS & LOANS - 2.6%
   112,732   BFC Financial Corp.*                                       720,357
    15,200   ESB Financial Corp.                                        167,504
     6,200   First Place Financial Corp.                                145,638
    27,100   Frankin Bank Corp.*                                        556,634
     7,084   HF Financial Corp.                                         122,837
     6,100   HMN Financial, Inc.                                        210,511
    22,200   NASB Financial, Inc.                                       917,970
    18,700   Provident Financial Holdings, Inc.                         570,163
    18,200   United Western Bancorp, Inc.*                              363,818
                                                            -------------------
                                                                      3,775,432
                                                            -------------------
             SEMICONDUCTORS - 3.6%
    45,900   Anadigics, Inc.*                                           406,674
    10,900   BTU International, Inc.*                                   106,820
    27,600   Cascade Microtech, Inc.*                                   361,560
    33,900   Ceva, Inc.*                                                219,333
    14,500   Cohu, Inc.                                                 292,320
    56,500   Credence Systems Corp.*                                    293,800
    29,100   Genesis Microchip, Inc.*                                   295,074
    27,700   GSI Group, Inc.*                                           268,413
    60,000   Hifn, Inc.*                                                320,400
     6,200   Icos Vision Systems, N.V., Inc.*+                          254,975
    24,700   Ikanos Communications, Inc.*                               214,643
    46,300   Integrated Silicon Solution, Inc.*                         266,225
     9,100   Monolithic Power Systems, Inc.*                            101,101
    16,300   Pericom Semiconductor Corp.*                               186,961
    13,100   PLX Technology, Inc.*                                      170,824
    21,500   Rudolph Technologies, Inc.*                                342,280
    33,000   Ultra Clean Holdings, Inc.*                                407,550
    19,000   Ultratech, Inc.*                                           237,120
    20,600   Virage Logic Corp.*                                        191,374
    62,600   White Electronic Designs Corp.*                            340,544
                                                            -------------------

                                                                      5,277,991
                                                            -------------------
             SHIPBUILDING - 0.1%
    10,900   Todd Shipyards Corp.                                       182,030
                                                            -------------------
             SOFTWARE - 4.2%
    64,200   Actuate Corp.*                                             381,348
     7,200   Altiris, Inc.*                                             182,736
    77,800   Applix, Inc.*                                              883,030
    68,750   Bottomline Technologies, Inc.*                             787,188
    13,300   Captaris, Inc.*                                            103,341
     2,600   Computer Programs & Systems, Inc.                           88,374
     9,100   Concur Technologies, Inc.*                                 145,964
    10,100   Infocrossing, Inc.*                                        164,630
    18,200   InPhonic, Inc.*                                            201,838
    16,000   Mapinfo Corp.*                                             208,800
    14,200   Mobius Management Systems, Inc.*                            94,430
    21,600   Moldflow Corp.*                                            300,024
    36,300   Neoware, Inc.*                                             479,523
     7,000   Omnicell, Inc.*                                            130,410
     9,300   Opnet Technologies, Inc.*                                  134,385
    39,000   Packeteer, Inc.*                                           530,400
    15,100   Phase Forward, Inc.*                                       226,198
    14,100   Schawk, Inc.                                               275,514
    19,000   Smith Micro Software, Inc.*                                269,610
    35,400   Streamline Health Solutions, Inc.*                         201,780
    36,900   Unica Corp.*                                               477,855
                                                            -------------------
                                                                      6,267,378
                                                            -------------------
             TELECOMMUNICATIONS - 4.1%
    19,200   Anaren, Inc.*                                              340,992
     9,500   Applied Signal Technology, Inc.                            133,570
    13,200   Atlantic Tele-Network, Inc.                                386,760
    14,900   C-COR, Inc.*                                               165,986
    67,800   Channell Commercial Corp.*                                 201,366
     7,100   Consolidated Communications Holdings, Inc.                 148,390
     6,900   D&E Communications, Inc.                                    87,285
    43,400   Ditech Networks, Inc.*                                     300,328
    21,300   EFJ, Inc.*                                                 143,562
    10,700   EMS Technologies, Inc.*                                    214,321
    22,900   Globecomm Systems, Inc.*                                   201,749
    36,700   Hurray! Holding Co., Ltd.*                                 227,540
    35,900   Linktone, Ltd.*                                            186,321
    89,400   Network Equipment Technologies, Inc.*                      520,308
    14,500   Novatel Wireless, Inc.*                                    140,215
    21,300   Performance Technologies, Inc.*                            127,587
    23,500   Premiere Global Services, Inc.*                            221,840
    36,200   Radyne Corp.*                                              388,788
     9,600   Relm Wireless Corp.*                                        57,408
    27,300   Sirenza Microdevices, Inc.*                                214,578
    87,227   Symmetricom, Inc.*                                         778,065
    38,300   Tollgrade Communications, Inc.*                            404,831
    90,600   Westell Technologies, Inc.*                                226,500
    92,200   Wireless Facilities, Inc.*                                 262,770
                                                            -------------------
                                                                      6,081,060
                                                            -------------------
             TEXTILES - 0.1%
     8,000   Culp, Inc.*                                                 41,200
     8,100   Dixie Group, Inc.*                                         102,384
    16,600   Quaker Fabric Corp.*                                        19,588
                                                            -------------------

                                                                        163,172
                                                            -------------------
             TOYS/GAMES/HOBBIES - 0.1%
     6,900   Jakks Pacific, Inc.*                                       150,696
     5,900   Lenox Group, Inc.*                                          37,760
                                                            -------------------
                                                                        188,456
                                                            -------------------
             TRANSPORTATION - 2.5%
    39,900   ABX Air, Inc.*                                             276,507
     5,100   B&H Ocean Carriers, Ltd.*                                   76,500
    22,400   Celadon Group, Inc.*                                       375,200
    14,000   DryShips, Inc.                                             252,140
     4,300   Dynamex, Inc.*                                             100,448
    18,300   Frozen Food Express Industries*                            157,380
     2,200   The Greenbrier Co., Inc.                                    66,000
    23,950   Marten Transport, Ltd.*                                    439,004
    27,600   Navios Maritime Holdings, Inc.                             148,212
     8,966   PAM Transportation Services, Inc.*                         197,431
     7,600   PHI, Inc.*                                                 248,748
    26,300   Quintana Maritime, Ltd.                                    289,826
     1,900   Saia, Inc.*                                                 44,099
    71,200   Sea Containers, Ltd.*                                       49,840
    35,900   TBS International, Ltd.*                                   313,766
    21,800   USA Truck, Inc.*                                           349,890
    18,700   Vitran Corp., Inc.*                                        324,819
                                                            -------------------
                                                                      3,709,810
                                                            -------------------
             WATER - 0.1%
     2,900   Consolidated Water Co., Ltd.                                72,297
                                                            -------------------
             Total COMMON STOCK
               (Cost $136,441,500)                                  144,986,489
                                                            -------------------
             EXCHANGE TRADED FUND - 1.0%
    19,030   iShares Russell 2000 Index Fund                          1,485,292
                                                            -------------------
             Total EQUITY FUND
               (Cost $1,452,226)                                      1,485,292
                                                            -------------------

Principal
  Amount
---------
             INVESTMENT COMPANY - 1.1%
 1,633,800   Federated Prime Obligations Fund, 4.87%                  1,633,800
                                                            -------------------
             Total MONEY MARKET FUND
               (Cost $1,633,800)                                      1,633,800
                                                            -------------------
             TOTAL INVESTMENTS - 100.0%
               (Cost $139,527,526)                                  148,105,581

             Other Assets less Liabilities - 0.0%                        18,942
                                                            -------------------
             NET ASSETS - 100.0%                                   $148,124,523
                                                            ===================



* Non-income producing security
+ Foreign security denominated in U.S. dollars
See accompanying notes to financial statements.

                 Lotsoff Capital Management Active Income Fund
                             Schedule of Investments
                                December 31, 2006
                                   (unaudited)

  Shares or
  Principal
   Amount                                                                                                 Value


                  ASSET-BACKED SECURITIES - 32.6%
$       993,080   321 Henderson Receivables, LLC 5.55%, 9/15/41+                                  $           992,922
        826,945   Arran Residential Mortgages Funding, PLC 5.35%, 9/20/36+                                    826,945
      1,000,000   Bear Stearns Commercial Mortgage Securities 5.54%, 9/11/41                                1,015,077
     70,000,000   Bear Stearns Commercial Mortgage Securities 0.05%, 10/12/41+                              1,044,610
        384,025   Capital Auto Receivables Asset Trust 5.43%, 1/15/08+                                        384,343
         70,720   Capital One Prime Auto Receivables Trust 2.46%, 6/15/10                                      69,358
      2,000,000   Citibank Credit Card Issuance Trust 6.36%, 2/9/09+                                        2,002,952
     35,000,000   Citigroup Commercial Mortgage Trust 0.52%, 10/15/49                                       1,006,250
        762,727   CNH Equipment Trust 5.39%, 10/5/07                                                          763,312
        113,340   Conseco Finance 6.16%, 6/15/32                                                              113,510
      1,031,154   Countrywide Asset-Backed Certificates 5.59%, 4/25/34+                                     1,032,189
      2,000,000   Daimler Chrysler Master Owner Trust 5.40%, 4/15/10+                                       2,002,120
      1,500,000   Discover Card Master Trust I 5.57%, 1/15/08+                                              1,504,713
      1,042,156   First Franklin Mortage Loan Asset-Backed Certificate 5.63%, 1/25/35+                      1,044,462
        767,399   Ford Credit Auto Owner Trust 5.36%, 9/15/08+                                                767,915
         98,912   Harley-Davidson Motorcycle Trust 4.30%, 5/15/10                                              98,623
      1,928,269   IMPAC CMB Trust 5.72%, 11/25/34+                                                          1,930,583
      1,000,000   JP Morgan Chase Commercial Mortgage Security Corp. 5.40%, 5/15/45                         1,003,535
     19,656,000   LB-UBS Commercial Mortgage Trust 0.72%, 11/15/38                                            920,884
      1,000,000   LB-UBS Commercial Mortgage Trust 5.37%, 09/15/39                                          1,002,304
        489,230   Lehman XS Trust 5.42%, 5/25/36                                                              489,452
        176,925   Long Beach Auto Receivables Trust 2.18%, 2/15/10                                            175,597
      1,359,088   Merrill Lynch Mortgage Investors Trust 5.73%, 8/25/35+                                    1,361,173
     27,000,000   Merrill Lynch/Country Commercial Mortgage Trust 0.68%, 12/12/49+                            966,094
        750,000   Morgan Stanley Capital 5.73%, 7/12/44                                                       771,368
     58,500,000   Morgan Stanley Capital 0.04%, 11/12/41+                                                   1,021,465
      2,100,000   National Collegiate Student Loan Trust 6.35%, 2/27/12                                       578,813
      1,000,000   Nissan Auto Receivables Owner Trust 3.21%, 3/16/09                                          988,569
        267,200   Nissan Auto Receivables Owner Trust 2.76%, 7/15/09                                          262,768
      1,946,147   OWNIT Mortgage Loan Asset-Backed Certificates 5.55%, 3/25/36+                             1,948,311
         43,126   Residential Asset Mortgage Products, Inc. 3.77%, 2/25/27                                     42,996
        272,432   Residential Asset Securities Corp. 5.55%, 5/25/35+                                          272,762
        125,026   Residential Asset Securities Corp. 2.64%, 7/25/29+                                          123,930
        435,043   Residential Funding Mortgage Securities 2.68%, 1/25/19                                      429,392
        650,274   Saxon Asset Securities Trust 4.15%, 8/25/35                                                 645,616
      2,145,600   Structured Asset Securities Corp. 5.55%, 2/25/35+                                         2,148,756
        682,642   Washington Mutual 4.06%, 10/25/33+                                                          676,624
        771,397   WFS Financial Owner Trust 3.87%, 5/20/11                                                    768,712
        366,301   WFS Financial Owner Trust 3.21%, 5/17/12                                                    359,447
                                                                                                  -------------------
                  Total ASSET-BACKED SECURITIES
                    (Cost $33,769,740)                                                                     33,558,452
                                                                                                  -------------------
                  CORPORATE BONDS DOMESTIC - 11.5%
      1,000,000   3M Co., Convertible 0.00% 11/21/32                                                          917,500
        800,000   Armor Holdings, Inc., Convertible 2.00%, 11/1/24                                            968,000
        500,000   Cadence Design Systems, Inc., Convertible 1.50%, 12/15/13                                   506,875



        800,000   Chesapeake Energy Corp., Convertible 2.75%, 11/15/35                                        813,000
      1,000,000   EMC Corp., Convertible 1.75%, 12/1/11                                                     1,022,851
        800,000   Enzon Pharmaceuticals, Inc., Convertible 4.00%, 6/1/13                                      879,000
        800,000   JetBlue Airways Corp., Convertible 3.75%, 3/15/35                                           866,000
        800,000   Medtronic, Inc., Convertible 1.50%, 4/15/11                                                 852,000
        800,000   Oil States International, Inc., Convertible 2.38%, 7/1/25                                 1,003,000
        800,000   Quest Communications International, Inc., Convertible 3.50%, 11/15/25                     1,255,000
        800,000   Sandisk Corp., Convertible 1.00%, 5/15/13                                                   712,000
      1,000,000   Symantec Corp., Convertible 0.75%, 6/15/11                                                1,210,000
        800,000   Vornado Realty Trust, Convertible 3.63%, 11/15/26                                           803,000
                                                                                                  -------------------
                  Total CORPORATE. BONDS DOMESTIC
                    (Cost $11,767,354)                                                                     11,808,226
                                                                                                  -------------------
                  U.S. GOVERNMENT AGENCIES - 71.4% Federal Home Loan Mortgage
                  Corp. - 9.4%
        921,100   Freddie Mac 3.35%, 8/15/23                                                                  906,931
      1,183,450   Pool #1B1364 3.68%, 11/1/33+                                                              1,189,798
        902,246   Pool #1B1664 3.45%, 4/1/34+                                                                 901,748
      1,217,690   Pool #780833 4.64%, 9/1/33+                                                               1,228,154
        800,783   Pool #781082 3.52%, 12/1/33+                                                                814,313
        722,558   Pool #781492 3.41%, 4/1/34+                                                                 722,188
      1,020,702   Pool #781640 3.08%, 6/1/34+                                                               1,014,110
        972,832   Pool #847248 3.79%, 3/1/34+                                                                 987,440
        649,289   Pool #847333 6.46%, 4/1/32+                                                                 666,721
      1,182,892   Pool #847593 3.63%, 4/1/35+                                                               1,193,724
                                                                                                  -------------------
                  Total Federal Home Loan Mortgage Corp.                                                    9,625,127
                                                                                                  -------------------
                  Federal National Mortgage Association - 29.8%
      4,000,000   5.25%, 4/15/07                                                                            4,001,104
         11,101   Pool #345856 7.20%, 8/1/36+                                                                  11,229
         66,438   Pool #545318 6.60%, 11/1/38+                                                                 67,062
        402,546   Pool #545980 5.71%, 6/1/32+                                                                 409,529
        241,060   Pool #555369 6.02%, 8/1/36+                                                                 244,811
        169,679   Pool #606864 7.33%, 10/1/31+                                                                171,209
      1,258,464   Pool #688952 4.00%, 4/1/33+                                                               1,240,196
      1,000,371   Pool #735248 4.62%, 2/1/35+                                                               1,007,789
      1,167,645   Pool #735476 4.80%, 5/1/38+                                                               1,178,154
        658,982   Pool #735625 5.28%, 1/1/34+                                                                 673,621
        459,628   Pool #735695 5.54%, 7/1/34+                                                                 468,704
        630,699   Pool #735967 5.31%, 3/1/38+                                                                 642,083
      1,254,236   Pool #745383 4.32%, 12/1/35+                                                              1,253,436
        902,175   Pool #745686 4.84%, 12/1/35+                                                                906,208
      1,131,640   Pool #779722 4.57%, 7/1/34+                                                               1,135,839
      2,454,463   Pool #781175 3.53%, 1/1/34+                                                               2,465,214
      2,066,325   Pool #781292 3.51%, 3/1/34+                                                               2,090,536
        944,514   Pool #782908 4.14%, 12/1/34+                                                                936,934
      3,000,000   TBA 6.00%, 1/15/37#                                                                       3,020,625
      4,850,000   TBA 5.50%, 1/15/37#                                                                       4,793,924
      4,100,000   TBA 5.00%, 1/11/37#                                                                       3,959,063
                                                                                                  -------------------
                  Total Federal National Mortgage Association                                              30,677,270
                                                                                                  -------------------
                  GNMA - 1.0%
     22,000,000   GS MORTGAGE SECS COR, 11/10/39 0.65%, 11/10/39                                            1,008,700
                                                                                                  -------------------


                  U.S. Treasury Note - 31.2%
      4,750,000   3.13%, 1/31/07                                                                            4,744,623
      7,000,000   4.88%, 8/15/16                                                                            7,085,862
      3,075,000   4.95%, 1/31/07^                                                                           3,075,000
      6,100,000   3.00%, 12/31/06                                                                           6,100,000
      5,000,000   3.75%, 3/31/07                                                                            4,985,160
      2,065,000   4.95%, 1/31/07^                                                                           2,065,000
      4,000,000   2.25%, 2/15/07                                                                            3,987,816
                                                                                                  -------------------
                  Total U.S. Treasury Note                                                                 32,043,461
                                                                                                  -------------------
                  Total U.S. GOVERNMENT AGENCIES
                    (Cost $73,313,651)                                                                     73,354,558
                                                                                                  -------------------
                  COMMERCIAL PAPER - 3.9%
      2,000,000   AIG Capital Funding, Inc., 5.28%, 1/11/07                                                 1,997,080
      2,000,000   Tierra Alt., 5.46%, 1/10/07                                                               1,997,345
                                                                                                  -------------------
                  Total COMMERCIAL PAPER
                    (Cost $3,994,425)                                                                       3,994,425
                                                                                                  -------------------
                  DEMAND DEPOSIT - 1.1%
      1,132,596   UMB Money Market Fiduciary, 3.68%                                                         1,132,596
                                                                                                  -------------------
                  Total DEMAND DEPOSIT
                    (Cost $1,132,596)                                                                       1,132,596
                                                                                                  -------------------


                  TOTAL INVESTMENTS                                            120.5
                    (Cost $123,977,766)                                                                   123,848,257

                  Liabilities less Other Assets                               (20.5)                     (21,099,772)
                                                                                                  -------------------
                  NET ASSETS                                                  100.00                     $102,748,485
                                                                                                  ===================


                  SECURITIES SOLD SHORT
                  Common Stock
       (11,520)   Armor Holdings, Inc.*                                                                     (631,872)
       (17,500)   Cadence Design Systems, Inc.*                                                             (313,425)
       (14,720)   Chesapeake Energy Corp.                                                                   (427,616)
       (35,300)   EMC Corp.*                                                                                (465,960)
       (61,537)   Enzon Pharmaceuticals, Inc.*                                                              (523,680)
       (33,520)   JetBlue Airways Corp.*                                                                    (475,984)
        (9,200)   Medtronic, Inc.                                                                           (492,292)
       (22,160)   Oil States International, Inc.*                                                           (714,217)
      (128,400)   Qwest Communications International, Inc.*                                               (1,074,708)
        (5,840)   Sandisk Corp.*                                                                            (251,295)
       (40,800)   Symantec Corp.*                                                                           (850,680)
        (2,320)   Vornado Realty Trust                                                                      (281,880)
                                                                                                  -------------------
                  Total Common Stock                                                                      (6,503,609)
                                                                                                  -------------------
                  U.S. Treasury Note
    (3,000,000)   U.S. Treasury Note 5.00%, 7/31/08                                                       (3,005,862)
    (2,000,000)   U.S. Treasury Note 4.88%, 7/31/11                                                       (2,014,688)
                                                                                                  -------------------
                  Total U.S. Treasury Note                                                                (5,020,550)
                                                                                                  -------------------


                  Total SECURITIES SOLD SHORT
                    (Cost $(11,513,520))                                                                 (11,524,159)


                        * Non-Income Producing Security.
                        + Floating Rate Security.
                        ^ Collateral Held in Escrow to Cover Short Sales.
                        # When-issued security.




                                                                                                                  Unrealized
                                                                                              Underlying         Appreciation/
SWAP CONTRACTS                                                        Expiration Date       Notional Value      (Depreciation)
                                                                   --------------------  -----------------------------------------

Commerical mortgage index contract with Lehman                            3/1/2007            11,000,000            32,085
Brothers, Inc.  The Fund receives a monthly payment of
0.10% plus the spread on the Lehman Brothers, Inc.
CMBS Baa 8.5+% Index as of the close of one business day prior to period end times the notional amount times (30/360). If the
difference of the current Lehman Brothers, Inc. CMBS Baa 8.5+%
Index nominal spread minus the previous month end nominal spread of this index times the duration of this index times the notional amount is negative, the Fund pays the absolute value of this amount; Lehman Brothers, Inc. pays this amount if it is positive.


Interest rate contract with Citibank, N.A., the Fund                     12/1/2010             1,500,000            14,062
makes a quarterly payment of 4.853% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Bear Stearns, the Fund                       9/26/2016             5,000,000            15,614
makes a quarterly payment of 5.14% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Credit default contract with Merrill Lynch,                              9/20/2011             1,000,000            (1,925)
Fund pays 1.05% times the notional amount of
$1,000,000, divided into four quarterly payments. In
the event of default of any senior unsecured debt of
Gap, Inc., the Fund receives the notional amount and
delivers the defaulted security.


See accompanying notes to financial statements.

                                 Lotsoff Capital
                           Management Investment Trust
                          Notes to Financial Statements
                                December 31, 2006

1.       Organization

Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the "Funds").

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

(b) Swap Contracts - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund or their counterparties act as guarantors. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on an independent pricing service and changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

As of December 31, 2006, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.  Federal Tax Information

At December 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                                    Micro Cap                   Active
                                       Fund                  Income Fund

Cost of Investments            $  139,847,792               $ 123,848,257
                              ===============              ==============
Gross Unrealized Appreciation  $   21,511,605               $          --
Gross Unrealized Depreciation     (13,253,816)                         --
                              ---------------              --------------

Net Unrealized Appreciation
on Investments                 $    8,257,789               $          --
                              ===============              ==============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:    /s/ Seymour N. Lotsoff
       ----------------------
       Seymour N. Lotsoff
       President

Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Seymour N. Lotsoff
       ----------------------
       Seymour N. Lotsoff
       President

Date:  February 26, 2007

By:    /s/ Margaret M. Baer
       --------------------
       Margaret M. Baer
       Secretary and Treasurer

Date:  February 26, 2007